GAIN ON EXTINGUISHMENT OF DEBTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Extinguishment Of Debts Disclosure [Abstract]
Extinguishment of Debts Disclosure [Text Block]
28.	GAIN ON EXTINGUISHMENT OF DEBTS

The Company executed several agreements with third parties to settle debts by issuance of the Company’s common stock. The shares issued by the Company were valued at the trading price of the stock on the date the shares were issued. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts of $33,693 and $160,997 has been credited to consolidated statements of income as other income for the three months ended September 30, 2014 and 2013, respectively. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts of $275,086 and $1,212,010 has been credited to consolidated statements of income as other income for the nine months ended September 30, 2014 and 2013, respectively.

	Three months ended	Three months ended
	September 30, 2014	September 30, 2013

Total amounts of debts to be settled	2,431,374	3,327,000
Less: Aggregate market fair value of 599,007 (2013: 817,447) shares of common stock in exchange of the above debts for debts extinguishment	(2,397,681)	(3,166,003)
Gain on extinguishment of debts	33,693	160,997

	Nine months ended	Nine months ended
	September 30, 2014	September 30, 2013

Total amounts of debts to be settled	12,006,374	13,782,651
Less: Aggregate market fair value of 2,034,607 (2013: 2,854,717) shares of common stock in exchange of the above debts for debts extinguishment	(11,731,288)	(12,570,641)
Gain on extinguishment of debts	275,086	1,212,010

30. GAIN ON EXTINGUISHMENT OF DEBTS

The Company executed several agreements with third parties to settle debts by issuance of the Company’s common stock. The shares issued by the Company were valued at the trading price of the stock on the date the shares were issued. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts of $1,318,947 and $1,666,386 has been credited to consolidated statements of income as other income for the years ended December 31, 2013 and 2012, respectively.

	2013	2012

Total amounts of debts to be settled	$18,030,632	$19,529,803
Less: Aggregate market fair value of 3,7676,675 (2012: 3,238,847) shares of common stock in exchange of the above debts for debts extinguishment	(16,711,685)	(17,863,417)
Gain on extinguishment of debts	$1,318,947	$1,666,386